Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 28, 2018	Apr. 29, 2017
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	112,238,000	111,933,000
Treasury stock, shares	39,585,000	39,497,000